INCOME TAX (Details 3) (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant balances for income tax losses carried forward
Operating losses	33,496	22,961
Tax losses	8,879	5,880
Valuation allowance
Sale of investment in Svyazinvest	2,875	2,160
Operating loss in Luxemburg (MGTS Finance S.A.)	5,305	3,086
Other	258	258
Valuation allowances	8,438	5,504
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	24,183	14,064
Tax losses	7,017	4,101
Russia (Comstar-Regions and other)
Significant balances for income tax losses carried forward
Operating losses	9,313	8,897
Tax losses	1,862	1,779